SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Convertible debt to be paid over five years		$ 6,500,000
Cash		97,833
Other non-current assets		237,216
Accounts payable		(388,470)
Payables to the Company		(299,266)
Net assets (liabilities) acquired		(352,687)
Loss on acquisition		6,852,687
Fair value consideration paid		$ 6,500,000